UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Emerging Markets Fund

Statement of Investments, November 30, 2015 (unaudited)

	Industry	Shares	Value
Common Stocks 91.0%
Brazil 2.4%
BM&F BOVESPA SA	Diversified Financial Services	95,100	$279,511
Cia Hering	Specialty Retail	719,900	2,808,140
Lojas Americanas SA	Multiline Retail	329,800	1,023,032
M Dias Branco SA	Food Products	54,300	1,010,624
Totvs SA	Software	56,700	490,565
			5,611,872
China 19.7%
Anhui Tianda Oil Pipe Co. Ltd., H	Energy Equipment & Services	8,057,800	1,496,651
[a]Baidu Inc., ADR	Internet Software & Services	18,032	3,930,435
Brilliance China Automotive Holdings Ltd.	Automobiles	13,392,900	17,033,071
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,033,000	4,263,634
Guangzhou Automobile Group Co. Ltd., H	Automobiles	4,899,334	4,676,384
[b]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,710,860	1,235,241
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	4,790,800	3,404,874
[b]Shenzhen Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	2,126,967	4,241,424
Uni-President China Holdings Ltd.	Food Products	2,788,000	2,301,517
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	13,227,200	3,053,953
			45,637,184
Hong Kong 6.1%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,144,200	6,899,526
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	782,800	1,035,952
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	17,217,906	1,821,107
VTech Holdings Ltd.	Communications Equipment	402,200	4,508,201
			14,264,786
Hungary 0.4%
Richter Gedeon Nyrt	Pharmaceuticals	50,470	958,964

India 6.5%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	813	20,883
ICICI Bank Ltd.	Banks	492,510	2,035,900
Infosys Ltd.	IT Services	100,560	1,645,955
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	1,249,880	4,403,178
Peninsula Land Ltd.	Real Estate Management &
	Development	43,169	16,465
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	173,400	2,519,779
Tata Chemicals Ltd.	Chemicals	92,200	581,023
Tata Consultancy Services Ltd.	IT Services	107,960	3,840,985
[a]Tata Motors Ltd., A	Automobiles	11,700	52,598
			15,116,766
Indonesia 4.7%
Astra International Tbk PT	Automobiles	18,200,600	7,794,619
Bank Danamon Indonesia Tbk PT	Banks	14,841,785	3,030,578
			10,825,197
Jordan 0.3%
Arab Potash Co. PLC	Chemicals	22,938	666,323

Mexico 0.0%†
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	100	1,619
Nemak SAB de CV	Auto Components	59,200	83,508
			85,127
Pakistan 4.3%
MCB Bank Ltd.	Banks	3,999,810	7,739,917

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	1,903,500	2,190,378
			9,930,295
Peru 1.4%
[a]Compania de Minas Buenaventura SA, ADR	Metals & Mining	691,565	3,278,018

Russia 6.1%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	928,744	3,836,642
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	101,006	3,891,761
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	89,660	3,454,600
[a,c]Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	51,842	1,192,366
[c]TMK PAO, GDR, Reg S	Energy Equipment & Services	165,233	561,792
[a]Yandex NV, A	Internet Software & Services	80,400	1,337,052
			14,274,213
Singapore 0.9%
SembCorp Marine Ltd.	Machinery	1,392,000	2,032,765

South Africa 3.2%
[a]Impala Platinum Holdings Ltd.	Metals & Mining	258,265	565,188
Kumba Iron Ore Ltd.	Metals & Mining	387,403	1,206,269
Massmart Holdings Ltd.	Food & Staples Retailing	86,669	692,805
MTN Group Ltd.	Wireless Telecommunication
	Services	109,540	1,100,487
Naspers Ltd., N	Media	25,287	3,771,182
			7,335,931
South Korea 12.2%
Daelim Industrial Co. Ltd.	Construction & Engineering	23,656	1,472,547
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	70,361	368,830
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	8,190	655,980
Hankook Tire Co. Ltd.	Auto Components	17,600	700,285
Hyundai Development Co.	Construction & Engineering	200,410	7,084,251
Interpark Corp.	Internet & Catalog Retail	600	5,845
KT Skylife Co. Ltd.	Media	59,360	951,914
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	5,270	5,833,999
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	160,300	4,367,282
[a]SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	63,020	6,927,544
			28,368,477
Taiwan 4.9%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	122,000	1,181,363
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	1,008,400	2,595,664
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	16,000	1,233,089
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	650,000	1,714,955
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	1,095,000	4,664,072
			11,389,143
Thailand 11.8%
Kasikornbank PCL, fgn.	Banks	1,602,200	7,579,484
Kiatnakin Bank PCL, fgn.	Banks	5,357,500	5,457,682
Land and Houses PCL, fgn.	Real Estate Management &
	Development	8,182,958	2,089,703
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	1,050,747	1,913,515
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	93,400	667,329
Siam Commercial Bank PCL, fgn.	Banks	1,976,700	7,254,704
Thai Beverage PCL, fgn.	Beverages	2,347,000	1,139,684

Templeton Emerging Markets Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Univanich Palm Oil PCL, fgn.	Food Products	5,236,000	1,169,076
			27,271,177
Turkey 1.4%
Akbank TAS	Banks	1,403,707	3,339,177
United Kingdom 4.7%
Unilever PLC	Personal Products	253,876	10,836,517
Total Common Stocks (Cost $193,571,117)			211,221,932
Preferred Stocks 5.9%
Brazil 5.9%
Banco Bradesco SA, ADR, pfd.	Banks	1,157,965	6,206,693
Itau Unibanco Holding SA, ADR, pfd.	Banks	683,680	4,840,454
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	670,320	2,594,138
Total Preferred Stocks (Cost $22,462,601)			13,641,285
Total Investments before Short Term Investments (Cost $216,033,718)			224,863,217

Short Term Investments (Cost $8,571,182) 3.7%
Money Market Funds 3.7%
United States 3.7%
[a,d]Institutional Fiduciary Trust Money Market Portfolio		8,571,182	8,571,182
Total Investments (Cost $224,604,900) 100.6%			233,434,399
Other Assets, less Liabilities (0.6)%			(1,409,150)
Net Assets 100.0%			$232,025,249

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]At November 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2015, the aggregate value of these securities was 1,754,158, representing 0.76% of net assets.
[d]See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$229,562,031

Unrealized appreciation	$62,330,612
Unrealized depreciation	(58,458,244)
Net unrealized appreciation (depreciation)	$3,872,368

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	8,237,192 19,225,461		(18,891,471)	8,571,182	$8,571,182	$	- $	-	0.04%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

Level 1		Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Russia	$6,545,810	$7,728,403	$	- $	14,274,213
All Other Equity Investments[b]	210,589,004	-		-	210,589,004
Short Term investments	8,571,182	-		-	8,571,182
Total Investments in Securities	$225,705,996	$7,728,403	$	- $	233,434,399

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the three months ended November 30, 2015, is as follows:

	Balance at						Net	Net Unrealized	Balance at
	Beginning of Purchases Transfers Transfers Out					Cost Basis	Realized	Appreciation	End of
	Period		(Sales) Into Level 3		of Level 3	Adjustments	Gain (Loss)	(Depreciation)	Period
Assets
Investments in Securities:
Equity Investments:
China	$4,737,415	$	- $	- $	4,261,975	$ -	$-	$(475,440)	$ -

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_______

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By /s/MARK H. OTANI______________

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2016